Average Annual Total Returns - Class S - Thrivent Diversified Income Plus Fund	Class S 1 Year	Class S 5 Years	Class S 10 Years	Class S (after taxes on distributions) 1 Year	Class S (after taxes on distributions) 5 Years	Class S (after taxes on distributions) 10 Years	Class S (after taxes on distributions and redemptions) 1 Year	Class S (after taxes on distributions and redemptions) 5 Years	Class S (after taxes on distributions and redemptions) 10 Years	Bloomberg Barclays Mortgage-Backed Securities Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Mortgage-Backed Securities Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Mortgage-Backed Securities Index(reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes) 10 Years	MSCI World Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 10 Years	S&P/LSTA Leveraged Loan Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P/LSTA Leveraged Loan Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P/LSTA Leveraged Loan Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	7.01%	6.59%	6.31%	5.86%	5.04%	4.69%	4.20%	4.46%	4.30%	3.87%	3.05%	3.01%	7.67%	8.22%	6.82%	15.90%	12.19%	9.87%	3.12%	5.24%	4.32%